UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Number of shares	Value
Common stocks: 63.5%
Aerospace & defense: 1.5%
Axon Enterprise, Inc.*	81	$22,815
Boeing Co.*	630	111,894
General Dynamics Corp.	248	74,343
General Electric Co.	4,689	774,342
Howmet Aerospace, Inc.	428	36,230
Huntington Ingalls Industries, Inc.	41	10,377
L3Harris Technologies, Inc.	190	42,718
Lockheed Martin Corp.	230	108,178
Northrop Grumman Corp.	2,045	921,825
RTX Corp.	1,457	157,079
Textron, Inc.	223	19,537
TransDigm Group, Inc.	688	924,142
		3,203,480
Air freight & logistics: 0.1%
CH Robinson Worldwide, Inc.	137	11,833
Expeditors International of Washington, Inc.	138	16,684
FedEx Corp.	251	63,744
United Parcel Service, Inc., Class B	766	106,420
		198,681
Automobile components: 0.3%
Aptiv PLC*	8,628	718,367
BorgWarner, Inc.	246	8,773
		727,140
Automobiles: 0.6%
Ford Motor Co.	4,136	50,170
General Motors Co.	1,287	57,902
Tesla, Inc.*	6,618	1,178,533
		1,286,605
Banks: 2.0%
Bank of America Corp.	9,154	366,068
Citigroup, Inc.	2,536	158,018
Citizens Financial Group, Inc.	636	22,444
Comerica, Inc.	174	8,916
Fifth Third Bancorp	1,005	37,607
Huntington Bancshares, Inc.	1,830	25,474
JPMorgan Chase & Co.	3,848	779,720
KeyCorp	1,273	18,293
M&T Bank Corp.	210	31,836
PNC Financial Services Group, Inc.	514	80,898
Regions Financial Corp.	1,225	23,704
Truist Financial Corp.	1,850	69,838
U.S. Bancorp	2,012	81,587
Wells Fargo & Co.	45,024	2,697,838
		4,402,241
Beverages: 0.5%
Brown-Forman Corp., Class B	92	4,219
Coca-Cola Co.	1,950	122,713

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Number of shares	Value
Common stocks—(continued)
Beverages—(continued)
Constellation Brands, Inc., Class A	2,870	$718,160
Keurig Dr Pepper, Inc.	551	18,872
Molson Coors Beverage Co., Class B	125	6,851
Monster Beverage Corp.*	364	18,899
PepsiCo, Inc.	682	117,918
		1,007,632
Biotechnology: 0.4%
AbbVie, Inc.	1,549	249,761
ABIOMED, Inc.*,1,2	76	133
Amgen, Inc.	475	145,279
Biogen, Inc.*	130	29,242
Exact Sciences Corp.*	5,166	234,795
Gilead Sciences, Inc.	1,101	70,761
Incyte Corp.*	172	9,940
Moderna, Inc.*	292	41,624
Regeneron Pharmaceuticals, Inc.*	93	91,155
Vertex Pharmaceuticals, Inc.*	223	101,541
		974,231
Broadline retail: 2.5%
Amazon.com, Inc.*	30,951	5,460,994
eBay, Inc.	595	32,261
Etsy, Inc.*	117	7,426
		5,500,681
Building products: 0.5%
A O Smith Corp.	136	11,375
Allegion PLC	75	9,137
Builders FirstSource, Inc.*	134	21,546
Carrier Global Corp.	927	58,577
Hayward Holdings, Inc.*	50,228	727,804
Johnson Controls International PLC	742	53,357
Masco Corp.	301	21,046
Trane Technologies PLC	253	82,847
		985,689
Capital markets: 1.8%
Ameriprise Financial, Inc.	2,690	1,174,481
Bank of New York Mellon Corp.	1,073	63,962
BlackRock, Inc.	1,678	1,295,466
Blackstone, Inc.	967	116,524
Cboe Global Markets, Inc.	128	22,143
Charles Schwab Corp.	1,987	145,607
CME Group, Inc.	481	97,633
FactSet Research Systems, Inc.	47	19,000
Franklin Resources, Inc.	399	9,416
Goldman Sachs Group, Inc.	432	197,217
Intercontinental Exchange, Inc.	769	102,969
Invesco Ltd.	599	9,410
MarketAxess Holdings, Inc.	48	9,549
Moody's Corp.	210	83,368

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Number of shares	Value
Common stocks—(continued)
Capital markets—(continued)
Morgan Stanley	1,670	$163,393
MSCI, Inc.	104	51,499
Nasdaq, Inc.	535	31,581
Northern Trust Corp.	271	22,829
Raymond James Financial, Inc.	229	28,110
S&P Global, Inc.	420	179,554
State Street Corp.	413	31,219
T Rowe Price Group, Inc.	315	37,116
		3,892,046
Chemicals: 0.4%
Air Products & Chemicals, Inc.	57	15,202
Albemarle Corp.	36	4,413
Celanese Corp.	30	4,561
CF Industries Holdings, Inc.	9,499	757,355
Corteva, Inc.	192	10,741
Dow, Inc.	218	12,563
DuPont de Nemours, Inc.	144	11,831
Ecolab, Inc.	68	15,790
International Flavors & Fragrances, Inc.	61	5,867
Linde PLC	133	57,924
LyondellBasell Industries NV, Class A	90	8,948
Mosaic Co.	145	4,485
PPG Industries, Inc.	65	8,542
Sherwin-Williams Co.	64	19,443
		937,665
Commercial services & supplies: 0.1%
Cintas Corp.	94	63,729
Copart, Inc.*	946	50,195
Republic Services, Inc.	203	37,593
Rollins, Inc.	305	13,935
Veralto Corp.	234	23,068
Waste Management, Inc.	405	85,346
		273,866
Communications equipment: 0.2%
Arista Networks, Inc.*	263	78,282
Cisco Systems, Inc.	4,169	193,858
F5, Inc.*	57	9,631
Juniper Networks, Inc.	361	12,877
Motorola Solutions, Inc.	170	62,035
		356,683
Construction & engineering: 0.0%†
Quanta Services, Inc.	159	43,874

Construction materials: 0.2%
Martin Marietta Materials, Inc.	10	5,721
Vulcan Materials Co.	1,847	472,407
		478,128

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Number of shares	Value
Common stocks—(continued)
Consumer finance: 0.4%
American Express Co.	3,412	$818,880
Capital One Financial Corp.	491	67,576
Discover Financial Services	327	40,110
Synchrony Financial	548	24,003
		950,569
Consumer staples distribution & retail: 1.2%
Costco Wholesale Corp.	224	181,415
Dollar General Corp.	112	15,334
Dollar Tree, Inc.*	11,571	1,364,800
Kroger Co.	344	18,015
Sysco Corp.	261	19,006
Target Corp.	232	36,229
Walgreens Boots Alliance, Inc.	254	4,120
Walmart, Inc.	13,951	917,418
		2,556,337
Containers & packaging: 0.0%†
Avery Dennison Corp.	21	4,779
Ball Corp.	78	5,416
International Paper Co.	127	5,726
Packaging Corp. of America	25	4,587
Westrock Co.	92	4,935
		25,443
Distributors: 0.0%†
Genuine Parts Co.	130	18,738
LKQ Corp.	288	12,393
Pool Corp.	45	16,360
		47,491
Diversified telecommunication services: 0.2%
AT&T, Inc.	8,723	158,933
Verizon Communications, Inc.	5,039	207,355
		366,288
Electric utilities: 1.5%
Alliant Energy Corp.	458	23,582
American Electric Power Co., Inc.	854	77,074
Constellation Energy Corp.	529	114,925
Duke Energy Corp.	1,264	130,912
Edison International	662	50,875
Entergy Corp.	359	40,384
Evergy, Inc.	409	22,356
Eversource Energy	576	34,116
Exelon Corp.	1,610	60,456
FirstEnergy Corp.	786	31,644
NextEra Energy, Inc.	29,627	2,370,753
NRG Energy, Inc.	387	31,347
PG&E Corp.	3,632	67,337
Pinnacle West Capital Corp.	147	11,592
PPL Corp.	1,327	38,921
Southern Co.	1,818	145,695

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Number of shares	Value
Common stocks—(continued)
Electric utilities—(continued)
Xcel Energy, Inc.	939	$52,068
		3,304,037
Electrical equipment: 1.0%
AMETEK, Inc.	255	43,243
Eaton Corp. PLC	431	143,458
Emerson Electric Co.	610	68,418
GE Vernova, Inc.*	3,855	678,094
Generac Holdings, Inc.*	63	9,274
Hubbell, Inc.	59	22,944
Regal Rexnord Corp.	8,153	1,219,200
Rockwell Automation, Inc.	124	31,934
		2,216,565
Electronic equipment, instruments & components: 0.6%
Amphenol Corp., Class A	638	84,452
CDW Corp.	155	34,661
Corning, Inc.	790	29,435
Jabil, Inc.	143	17,003
Keysight Technologies, Inc.*	8,252	1,142,737
TE Connectivity Ltd.	337	50,449
Teledyne Technologies, Inc.*	53	21,038
Trimble, Inc.*	242	13,475
Zebra Technologies Corp., Class A*	56	17,491
		1,410,741
Energy equipment & services: 0.2%
Baker Hughes Co.	1,125	37,665
Halliburton Co.	1,046	38,388
Schlumberger NV	9,099	417,553
		493,606
Entertainment: 1.3%
Electronic Arts, Inc.	294	39,067
Live Nation Entertainment, Inc.*	7,092	664,804
Netflix, Inc.*	516	331,076
Take-Two Interactive Software, Inc.*	10,520	1,686,987
Walt Disney Co.	2,190	227,563
Warner Bros Discovery, Inc.*	2,683	22,108
		2,971,605
Financial services: 4.0%
Apollo Global Management, Inc.	6,331	735,409
Berkshire Hathaway, Inc., Class B*	7,470	3,095,568
Corpay, Inc.*	95	25,429
Fidelity National Information Services, Inc.	23,958	1,817,933
Fiserv, Inc.*	793	118,760
Global Payments, Inc.	349	35,546
Jack Henry & Associates, Inc.	99	16,303
Mastercard, Inc., Class A	5,132	2,294,363
PayPal Holdings, Inc.*	1,452	91,461

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Number of shares	Value
Common stocks—(continued)
Financial services—(continued)
Visa, Inc., Class A	2,101	$572,438
		8,803,210
Food products: 1.5%
Archer-Daniels-Midland Co.	276	17,233
Bunge Global SA	16,068	1,728,756
Campbell Soup Co.	113	5,015
Conagra Brands, Inc.	190	5,677
General Mills, Inc.	239	16,431
Hershey Co.	75	14,837
Hormel Foods Corp.	67	2,076
J M Smucker Co.	65	7,257
Kellanova	109	6,577
Kraft Heinz Co.	428	15,138
Lamb Weston Holdings, Inc.	99	8,741
McCormick & Co., Inc.	118	8,522
Mondelez International, Inc., Class A	21,001	1,439,199
Tyson Foods, Inc., Class A	129	7,385
		3,282,844
Gas utilities: 0.0%†
Atmos Energy Corp.	224	25,966

Ground transportation: 0.8%
CSX Corp.	2,216	74,790
JB Hunt Transport Services, Inc.	90	14,467
Lyft, Inc., Class A*	49,931	779,423
Norfolk Southern Corp.	237	53,278
Old Dominion Freight Line, Inc.	186	32,596
Uber Technologies, Inc.*	9,276	598,859
Union Pacific Corp.	669	155,757
		1,709,170
Health care equipment & supplies: 1.0%
Abbott Laboratories	1,539	157,270
Align Technology, Inc.*	60	15,433
Baxter International, Inc.	439	14,965
Becton Dickinson & Co.	239	55,441
Boston Scientific Corp.*	1,321	99,828
Cooper Cos., Inc.	5,764	543,603
Dexcom, Inc.*	5,753	683,284
Edwards Lifesciences Corp.*	545	47,355
GE HealthCare Technologies, Inc.	350	27,300
Hologic, Inc.*	211	15,568
IDEXX Laboratories, Inc.*	75	37,271
Insulet Corp.*	62	10,986
Intuitive Surgical, Inc.*	303	121,842
Medtronic PLC	1,147	93,331
ResMed, Inc.	132	27,236
Solventum Corp.*	140	8,308
STERIS PLC	82	18,276
Stryker Corp.	295	100,621

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies—(continued)
Teleflex, Inc.	43	$8,990
Zimmer Biomet Holdings, Inc.	177	20,382
		2,107,290
Health care providers & services: 1.9%
Cardinal Health, Inc.	237	23,527
Cencora, Inc.	152	34,439
Centene Corp.*	16,679	1,194,050
Cigna Group	256	88,223
CVS Health Corp.	1,099	65,500
DaVita, Inc.*	40	5,885
Elevance Health, Inc.	204	109,850
HCA Healthcare, Inc.	175	59,456
Henry Schein, Inc.*	104	7,211
Humana, Inc.	97	34,738
Labcorp Holdings, Inc.	80	15,593
McKesson Corp.	110	62,655
Molina Healthcare, Inc.*	57	17,931
Quest Diagnostics, Inc.	90	12,777
UnitedHealth Group, Inc.	5,034	2,493,692
Universal Health Services, Inc., Class B	49	9,300
		4,234,827
Health care REITs: 0.0%†
Healthpeak Properties, Inc.	892	17,751
Ventas, Inc.	464	23,321
Welltower, Inc.	577	59,817
		100,889
Hotel & resort REITs: 0.0%†
Host Hotels & Resorts, Inc.	790	14,173

Hotels, restaurants & leisure: 1.1%
Airbnb, Inc., Class A*	692	100,291
Booking Holdings, Inc.	37	139,725
Caesars Entertainment, Inc.*	217	7,716
Carnival Corp.*	1,145	17,267
Chipotle Mexican Grill, Inc.*	286	895,043
Darden Restaurants, Inc.	142	21,355
Domino's Pizza, Inc.	33	16,783
Expedia Group, Inc.*	140	15,800
Hilton Worldwide Holdings, Inc.	273	54,764
Las Vegas Sands Corp.	15,119	680,809
Marriott International, Inc., Class A	257	59,411
McDonald's Corp.	783	202,711
MGM Resorts International*	274	11,007
Norwegian Cruise Line Holdings Ltd.*	360	5,976
Royal Caribbean Cruises Ltd.*	247	36,477
Starbucks Corp.	1,232	98,831
Wynn Resorts Ltd.	130	12,334

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Number of shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure—(continued)
Yum! Brands, Inc.	292	$40,130
		2,416,430
Household durables: 0.1%
DR Horton, Inc.	328	48,479
Garmin Ltd.	174	28,510
Lennar Corp., Class A	275	44,096
Mohawk Industries, Inc.*	38	4,633
NVR, Inc.*	3	23,042
PulteGroup, Inc.	218	25,576
		174,336
Household products: 0.1%
Church & Dwight Co., Inc.	135	14,446
Clorox Co.	60	7,894
Colgate-Palmolive Co.	403	37,463
Kimberly-Clark Corp.	182	24,261
Procter & Gamble Co.	1,186	195,144
		279,208
Independent power and renewable electricity producers: 0.0%†
AES Corp.	1,062	22,928
Vistra Corp.	522	51,720
		74,648
Industrial conglomerates: 0.1%
3M Co.	609	60,985
Honeywell International, Inc.	710	143,555
		204,540
Industrial REITs: 0.5%
Prologis, Inc.	9,845	1,087,774

Insurance: 1.4%
Aflac, Inc.	729	65,515
Allstate Corp.	6,037	1,011,318
American International Group, Inc.	962	75,825
Aon PLC, Class A	271	76,324
Arch Capital Group Ltd.*	485	49,776
Arthur J Gallagher & Co.	295	74,732
Assurant, Inc.	67	11,622
Brown & Brown, Inc.	335	29,986
Chubb Ltd.	541	146,514
Cincinnati Financial Corp.	198	23,281
Everest Group Ltd.	49	19,156
Globe Life, Inc.	121	10,014
Hartford Financial Services Group, Inc.	395	40,863
Loews Corp.	238	18,278
Marsh & McLennan Cos., Inc.	4,639	962,964
MetLife, Inc.	796	57,606
Principal Financial Group, Inc.	287	23,545
Progressive Corp.	778	164,298
Prudential Financial, Inc.	468	56,324

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Number of shares	Value
Common stocks—(continued)
Insurance—(continued)
Travelers Cos., Inc.	293	$63,200
W R Berkley Corp.	272	22,040
Willis Towers Watson PLC	133	33,954
		3,037,135
Interactive media & services: 5.1%
Alphabet, Inc., Class A*	33,397	5,760,982
Alphabet, Inc., Class C*	5,858	1,019,058
IAC, Inc.*	15,671	780,259
Match Group, Inc.*	278	8,515
Meta Platforms, Inc., Class A	7,943	3,708,031
		11,276,845
IT services: 0.4%
Accenture PLC, Class A	647	182,642
Akamai Technologies, Inc.*	149	13,744
Cognizant Technology Solutions Corp., Class A	478	31,620
EPAM Systems, Inc.*	72	12,811
Gartner, Inc.*	91	38,190
International Business Machines Corp.	945	157,673
Shopify, Inc., Class A*	6,300	372,645
VeriSign, Inc.*	105	18,303
		827,628
Leisure products: 0.3%
Brunswick Corp.	9,131	753,581
Hasbro, Inc.	116	6,935
		760,516
Life sciences tools & services: 1.2%
Agilent Technologies, Inc.	273	35,602
Bio-Rad Laboratories, Inc., Class A*	5,411	1,552,199
Bio-Techne Corp.	126	9,726
Charles River Laboratories International, Inc.*	41	8,546
Danaher Corp.	582	149,458
Illumina, Inc.*	134	13,974
IQVIA Holdings, Inc.*	2,645	579,493
Mettler-Toledo International, Inc.*	21	29,486
Revvity, Inc.	99	10,817
Thermo Fisher Scientific, Inc.	338	191,977
Waters Corp.*	45	13,900
West Pharmaceutical Services, Inc.	61	20,216
		2,615,394
Machinery: 1.5%
Caterpillar, Inc.	555	187,879
Cummins, Inc.	149	41,978
Deere & Co.	283	106,057
Dover Corp.	158	29,044
Fortive Corp.	384	28,585
IDEX Corp.	84	17,526

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Number of shares	Value
Common stocks—(continued)
Machinery—(continued)
Illinois Tool Works, Inc.	299	$72,582
Ingersoll Rand, Inc.	27,754	2,582,510
Nordson Corp.	61	14,318
Otis Worldwide Corp.	448	44,442
PACCAR, Inc.	583	62,672
Parker-Hannifin Corp.	137	72,818
Pentair PLC	182	14,811
Snap-on, Inc.	54	14,734
Stanley Black & Decker, Inc.	175	15,255
Westinghouse Air Brake Technologies Corp.	202	34,184
Xylem, Inc.	253	35,678
		3,375,073
Media: 0.1%
Charter Communications, Inc., Class A*	115	33,019
Comcast Corp., Class A	4,763	190,663
Fox Corp., Class A	277	9,537
Fox Corp., Class B	189	6,037
Interpublic Group of Cos., Inc.	429	13,458
News Corp., Class A	398	10,821
News Corp., Class B	99	2,760
Omnicom Group, Inc.	248	23,054
Paramount Global, Class B	493	5,872
		295,221
Metals & mining: 0.0%†
Freeport-McMoRan, Inc.	369	19,458
Newmont Corp.	294	12,330
Nucor Corp.	71	11,988
Steel Dynamics, Inc.	43	5,757
		49,533
Multi-utilities: 0.2%
Ameren Corp.	453	33,237
CenterPoint Energy, Inc.	1,053	32,127
CMS Energy Corp.	514	32,346
Consolidated Edison, Inc.	567	53,610
Dominion Energy, Inc.	1,351	72,846
DTE Energy Co.	350	40,785
NiSource, Inc.	637	18,511
Public Service Enterprise Group, Inc.	826	62,578
Sempra	1,084	83,501
WEC Energy Group, Inc.	546	44,242
		473,783
Office REITs: 0.0%†
Alexandria Real Estate Equities, Inc.	165	19,635
Boston Properties, Inc.	160	9,707
		29,342

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Number of shares	Value
Common stocks—(continued)
Oil, gas & consumable fuels: 2.9%
APA Corp.	25,992	$793,536
Chevron Corp.	2,014	326,872
ConocoPhillips	1,374	160,043
Coterra Energy, Inc.	830	23,672
Devon Energy Corp.	24,258	1,190,583
Diamondback Energy, Inc.	197	39,254
EOG Resources, Inc.	684	85,192
EQT Corp.	440	18,080
Exxon Mobil Corp.	8,862	1,039,158
Hess Corp.	321	49,466
Kinder Morgan, Inc.	2,264	44,125
Marathon Oil Corp.	772	22,357
Marathon Petroleum Corp.	424	74,883
Occidental Petroleum Corp.	797	49,812
ONEOK, Inc.	676	54,756
Phillips 66	497	70,629
Targa Resources Corp.	255	30,149
Valero Energy Corp.	376	59,085
Williams Cos., Inc.	54,703	2,270,721
		6,402,373
Passenger airlines: 0.0%†
American Airlines Group, Inc.*,3	753	8,660
Delta Air Lines, Inc.	709	36,173
Southwest Airlines Co.	694	18,627
United Airlines Holdings, Inc.*	363	19,235
		82,695
Personal care products: 0.0%†
Estee Lauder Cos., Inc., Class A	112	13,816
Kenvue, Inc.	919	17,737
		31,553
Pharmaceuticals: 2.0%
Bristol-Myers Squibb Co.	31,158	1,280,282
Catalent, Inc.*	179	9,628
Eli Lilly & Co.	2,781	2,281,366
Johnson & Johnson	2,108	309,180
Merck & Co., Inc.	2,216	278,197
Pfizer, Inc.	4,993	143,099
Viatris, Inc.	1,148	12,169
Zoetis, Inc.	408	69,181
		4,383,102
Professional services: 0.1%
Automatic Data Processing, Inc.	449	109,969
Broadridge Financial Solutions, Inc.	117	23,490
Dayforce, Inc.*,3	175	8,656
Equifax, Inc.	124	28,692
Jacobs Solutions, Inc.	144	20,065
Leidos Holdings, Inc.	141	20,734
Paychex, Inc.	360	43,258

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Number of shares	Value
Common stocks—(continued)
Professional services—(continued)
Paycom Software, Inc.	64	$9,301
Robert Half, Inc.	115	7,386
Verisk Analytics, Inc.	149	37,664
		309,215
Real estate management & development: 0.0%†
CBRE Group, Inc., Class A*	297	26,157
CoStar Group, Inc.*	400	31,268
		57,425
Residential REITs: 0.1%
AvalonBay Communities, Inc.	146	28,131
Camden Property Trust	98	10,060
Equity Residential	399	25,947
Essex Property Trust, Inc.	57	14,808
Invitation Homes, Inc.	501	17,430
Mid-America Apartment Communities, Inc.	115	15,377
UDR, Inc.	357	13,787
		125,540
Retail REITs: 0.1%
Federal Realty Investment Trust	69	6,966
Kimco Realty Corp.	682	13,203
Realty Income Corp.	844	44,783
Regency Centers Corp.	186	11,420
Simon Property Group, Inc.	341	51,597
		127,969
Semiconductors & semiconductor equipment: 6.7%
Advanced Micro Devices, Inc.*	1,665	277,889
Analog Devices, Inc.	507	118,887
Applied Materials, Inc.	852	183,248
Broadcom, Inc.	1,764	2,343,562
Enphase Energy, Inc.*	127	16,243
First Solar, Inc.*	107	29,078
Intel Corp.	23,783	733,706
KLA Corp.	141	107,094
Lam Research Corp.	137	127,744
Marvell Technology, Inc.	10,021	689,545
Microchip Technology, Inc.	548	53,282
Micron Technology, Inc.	10,969	1,371,125
Monolithic Power Systems, Inc.	54	39,724
NVIDIA Corp.	7,425	8,140,250
NXP Semiconductors NV	268	72,923
ON Semiconductor Corp.*	463	33,818
Qorvo, Inc.*	104	10,233
QUALCOMM, Inc.	1,148	234,249
Skyworks Solutions, Inc.	143	13,250
Teradyne, Inc.	160	22,550
Texas Instruments, Inc.	926	180,579
		14,798,979

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Number of shares	Value
Common stocks—(continued)
Software: 6.8%
Adobe, Inc.*	1,807	$803,681
ANSYS, Inc.*	102	32,380
Autodesk, Inc.*	216	43,546
Cadence Design Systems, Inc.*	289	82,744
Dynatrace, Inc.*	10,193	466,126
Fair Isaac Corp.*	28	36,118
Fortinet, Inc.*	655	38,855
Gen Digital, Inc.	623	15,469
HubSpot, Inc.*	1,249	763,201
Intuit, Inc.	289	166,591
Microsoft Corp.	23,172	9,619,392
Oracle Corp.	9,028	1,057,991
Palo Alto Networks, Inc.*	2,710	799,206
PTC, Inc.*	119	20,973
Roper Technologies, Inc.	109	58,071
Salesforce, Inc.	997	233,737
ServiceNow, Inc.*	213	139,926
Synopsys, Inc.*	163	91,410
Tyler Technologies, Inc.*	42	20,175
Zoom Video Communications, Inc., Class A*	9,408	577,087
		15,066,679
Specialized REITs: 0.2%
American Tower Corp.	505	98,849
Crown Castle, Inc.	449	46,022
Digital Realty Trust, Inc.	344	49,997
Equinix, Inc.	101	77,061
Extra Space Storage, Inc.	226	32,718
Iron Mountain, Inc.	317	25,579
Public Storage	171	46,825
SBA Communications Corp.	116	22,815
VICI Properties, Inc.	1,148	32,959
Weyerhaeuser Co.	828	24,865
		457,690
Specialty retail: 0.4%
AutoZone, Inc.*	19	52,629
Bath & Body Works, Inc.	221	11,479
Best Buy Co., Inc.	177	15,013
CarMax, Inc.*	201	14,122
Home Depot, Inc.	1,073	359,315
Lowe's Cos., Inc.	621	137,421
O'Reilly Automotive, Inc.*	64	61,649
Ross Stores, Inc.	359	50,174
TJX Cos., Inc.	1,246	128,463
Tractor Supply Co.	122	34,805
Ulta Beauty, Inc.*	56	22,125
		887,195

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Number of shares	Value
Common stocks—(continued)
Technology hardware, storage & peripherals: 3.9%
Apple, Inc.	44,163	$8,490,337
Hewlett Packard Enterprise Co.	1,291	22,786
HP, Inc.	906	33,069
NetApp, Inc.	222	26,735
Seagate Technology Holdings PLC	204	19,021
Super Micro Computer, Inc.*	49	38,441
Western Digital Corp.*	320	24,093
		8,654,482
Textiles, apparel & luxury goods: 0.8%
Deckers Outdoor Corp.*	25	27,348
Lululemon Athletica, Inc.*	2,385	744,096
NIKE, Inc., Class B	9,892	940,235
Ralph Lauren Corp.	50	9,344
Tapestry, Inc.	198	8,611
		1,729,634
Tobacco: 0.1%
Altria Group, Inc.	900	41,625
Philip Morris International, Inc.	783	79,381
		121,006
Trading companies & distributors: 0.1%
Fastenal Co.	636	41,963
United Rentals, Inc.	73	48,867
WW Grainger, Inc.	48	44,230
		135,060
Water utilities: 0.0%†
American Water Works Co., Inc.	329	43,023

Wireless telecommunication services: 0.5%
T-Mobile U.S., Inc.	6,264	1,095,949
Total common stocks (cost—$112,305,326)		140,376,668

Preferred stocks: 0.0%†
Financial services: 0.0%†
SquareTwo Financial Corp.*,1,2 (cost—$0)	35,000	0

Exchange traded funds: 1.9%
iShares Core S&P Mid-Cap ETF (cost—$3,562,981)	70,125	4,185,060

	Face amount
Asset-backed securities: 5.9%
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class C,
1.480%, due 02/18/26	$183,763	182,150
Series 2022-1, Class A3,
2.450%, due 11/18/26	373,359	367,853

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Face amount	Value
Asset-backed securities—(continued)
ARES XLVIII CLO Ltd.,
Series 2018-48A, Class C,
3 mo. USD Term SOFR + 2.062%
7.386%, due 07/20/30[4,5]	$725,000	$725,906
BMW Vehicle Lease Trust,
Series 2024-1, Class A3,
4.980%, due 03/25/27	200,000	198,575
Capital One Multi-Asset Execution Trust,
Series 2005-B3, Class B3,
3 mo. USD Term SOFR + 0.812%
6.140%, due 05/15/28[5]	350,000	349,578
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[4]	275,000	274,555
Dell Equipment Finance Trust,
Series 2024-1, Class D,
6.120%, due 09/23/30[4]	150,000	150,193
Series 2023-3, Class D,
6.750%, due 10/22/29[4]	650,000	659,465
Drive Auto Receivables Trust,
Series 2021-2, Class C,
0.870%, due 10/15/27	89,251	88,925
Series 2021-1, Class D,
1.450%, due 01/16/29	431,380	419,821
Series 2024-1, Class A3,
5.350%, due 02/15/28	200,000	199,322
DT Auto Owner Trust,
Series 2021-1A, Class D,
1.160%, due 11/16/26[4]	325,000	315,482
Series 2021-1A, Class C,
0.840%, due 10/15/26[4]	33,622	33,503
Enterprise Fleet Financing LLC,
Series 2024-2, Class A2,
5.740%, due 12/20/26[4]	150,000	150,247
Exeter Automobile Receivables Trust,
Series 2024-3A, Class B,
5.570%, due 09/15/28	475,000	474,831
Series 2023-4A, Class A2,
6.070%, due 12/15/25	390,204	390,317
GLS Auto Receivables Issuer Trust,
Series 2020-2A, Class C,
4.570%, due 04/15/26[4]	110,985	110,839
GM Financial Automobile Leasing Trust,
Series 2023-1, Class B,
5.510%, due 01/20/27	475,000	473,711
HPEFS Equipment Trust,
Series 2022-1A, Class B,
1.790%, due 05/21/29[4]	650,000	645,483

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Face
	amount	Value
Asset-backed securities—(continued)
Series 2024-1A, Class D,
5.820%, due 11/20/31[4]	$500,000	$498,311
Hyundai Auto Lease Securitization Trust,
Series 2024-B, Class B,
5.560%, due 08/15/28[4]	475,000	474,449
Hyundai Auto Receivables Trust,
Series 2024-A, Class C,
5.270%, due 07/15/31	475,000	472,169
OneMain Financial Issuance Trust,
Series 2021-1A, Class A1,
1.550%, due 06/16/36[4]	600,000	543,578
Series 2020-2A, Class A,
1.750%, due 09/14/35[4]	600,000	558,546
Series 2020-2A, Class B,
2.210%, due 09/14/35[4]	300,000	269,323
Santander Drive Auto Receivables Trust,
Series 2020-4, Class D,
1.480%, due 01/15/27	136,816	134,896
Series 2020-2, Class D,
2.220%, due 09/15/26	85,809	85,540
Series 2022-5, Class C,
4.740%, due 10/16/28	475,000	469,113
Series 2023-2, Class A3,
5.210%, due 07/15/27	475,000	473,627
Series 2023-3, Class A2,
6.080%, due 08/17/26	443,033	443,451
Series 2023-6, Class A2,
6.080%, due 05/17/27	373,524	374,058
Series 2023-4, Class A2,
6.180%, due 02/16/27	620,789	621,925
Santander Retail Auto Lease Trust,
Series 2021-C, Class C,
1.110%, due 03/20/26[4]	5,107	5,095
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A2,
5.350%, due 06/21/27[4]	521,842	520,674
Synchrony Card Funding LLC,
Series 2024-A1, Class A,
5.040%, due 03/15/30	475,000	471,865
Westlake Automobile Receivables Trust,
Series 2020-3A, Class D,
1.650%, due 02/17/26[4]	289,692	287,732
Total asset-backed securities
(cost—$13,027,829)		12,915,108

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Face
	amount	Value
Corporate bonds: 12.7%
Advertising: 0.0%†
Clear Channel Outdoor Holdings, Inc.
5.125%, due 08/15/27[4]	$35,000	$33,064
7.875%, due 04/01/30[4]	20,000	19,891
		52,955
Aerospace & defense: 0.1%
AAR Escrow Issuer LLC,
6.750%, due 03/15/29[4]	40,000	40,616
Bombardier, Inc.
7.000%, due 06/01/32[4,6]	30,000	30,109
7.250%, due 07/01/31[4]	10,000	10,209
7.875%, due 04/15/27[4]	44,000	44,047
8.750%, due 11/15/30[4]	40,000	42,920
TransDigm, Inc.
6.375%, due 03/01/29[4]	25,000	24,946
6.625%, due 03/01/32[4]	20,000	20,059
7.125%, due 12/01/31[4]	10,000	10,257
		223,163
Agriculture: 0.0%†
Reynolds American, Inc.,
5.700%, due 08/15/35	70,000	68,649

Airlines: 0.1%
American Airlines, Inc.,
7.250%, due 02/15/28[4]	25,000	24,964
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[4]	10,667	10,566
5.750%, due 04/20/29[4]	15,000	14,506
Delta Air Lines Pass-Through Trust,
2.000%, due 06/10/28	86,979	78,698
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd.,
5.750%, due 01/20/26[4]	60,000	55,326
United Airlines, Inc.
4.375%, due 04/15/26[4]	38,000	36,615
4.625%, due 04/15/29[4]	30,000	27,729
VistaJet Malta Finance PLC/Vista
Management Holding, Inc.,
9.500%, due 06/01/28[4]	40,000	36,380
		284,784
Auto manufacturers: 0.2%
Ford Motor Co.
7.450%, due 07/16/31	55,000	59,020
9.625%, due 04/22/30	30,000	34,754
Ford Motor Credit Co. LLC,
4.542%, due 08/01/26	200,000	194,502
General Motors Co.,
6.600%, due 04/01/36	200,000	209,472
		497,748

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Auto parts & equipment: 0.1%
American Axle & Manufacturing, Inc.,
6.500%, due 04/01/27	$25,000	$24,864
Dana, Inc.
4.250%, due 09/01/30	20,000	17,379
5.625%, due 06/15/28	20,000	19,349
Goodyear Tire & Rubber Co.,
5.250%, due 07/15/31	65,000	58,774
Phinia, Inc.,
6.750%, due 04/15/29[4]	30,000	30,219
		150,585
Banks: 2.2%
Bank of America Corp.
4.200%, due 08/26/24	120,000	119,547
6.110%, due 01/29/37	550,000	573,633
6.500%, due 10/23/24[5,7]
(fixed, converts to FRN on 10/23/24)	30,000	29,974
Bank of Nova Scotia,
4.588%, due 05/04/37[5]
(fixed, converts to FRN on 05/04/32)	100,000	89,686
Barclays Bank PLC,
4.650%, due 09/15/24[5,7,8]
3 mo. EURIBOR + 0.710%	60,000	61,522
Barclays PLC,
5.746%, due 08/09/33[5]
(fixed, converts to FRN on 08/09/32)	200,000	199,735
Citigroup, Inc.
3.980%, due 03/20/30[5]
(fixed, converts to FRN on 03/20/29)	175,000	164,596
5.500%, due 09/13/25	175,000	174,840
6.675%, due 09/13/43	200,000	218,584
9.007%, due 08/15/24[5,7]
3 mo. USD Term SOFR + 3.685%	30,000	30,016
Deutsche Bank AG,
2.552%, due 01/07/28[5]
(fixed, converts to FRN on 01/07/27)	150,000	138,327
Freedom Mortgage Corp.,
12.000%, due 10/01/28[4]	55,000	59,438
Goldman Sachs Group, Inc.
3.750%, due 02/25/26	150,000	146,045
5.150%, due 05/22/45	110,000	104,168
HSBC Holdings PLC,
6.500%, due 09/15/37	200,000	209,457
JPMorgan Chase & Co.
3.875%, due 09/10/24	300,000	298,441

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Banks—(concluded)
4.032%, due 07/24/48[5]
(fixed, converts to FRN on 07/24/47)	$300,000	$243,323
Lloyds Banking Group PLC,
4.582%, due 12/10/25	400,000	392,562
Mitsubishi UFJ Financial Group, Inc.,
3.677%, due 02/22/27	350,000	337,032
Morgan Stanley
4.300%, due 01/27/45	200,000	171,570
4.350%, due 09/08/26	590,000	577,170
Royal Bank of Canada,
2.300%, due 11/03/31	100,000	82,351
Societe Generale SA,
4.000%, due 01/12/27[4]	200,000	191,955
Sumitomo Mitsui Financial Group, Inc.,
3.544%, due 01/17/28	150,000	141,739
		4,755,711
Beverages: 0.1%
Anheuser-Busch Cos.
LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.700%, due 02/01/36	75,000	70,817
4.900%, due 02/01/46	130,000	119,371
		190,188
Biotechnology: 0.2%
Amgen, Inc.,
5.250%, due 03/02/33	150,000	148,859
Gilead Sciences, Inc.
2.950%, due 03/01/27	200,000	189,406
4.750%, due 03/01/46	50,000	44,314
		382,579
Building Materials: 0.2%
Builders FirstSource, Inc.
4.250%, due 02/01/32[4]	10,000	8,733
5.000%, due 03/01/30[4]	30,000	28,200
6.375%, due 06/15/32[4]	10,000	9,963
Carrier Global Corp.,
6.200%, due 03/15/54	100,000	107,244
EMRLD Borrower LP/Emerald
Co.-Issuer, Inc.,
6.625%, due 12/15/30[4]	27,000	27,047
Knife River Corp.,
7.750%, due 05/01/31[4]	30,000	31,224
Masco Corp.,
4.500%, due 05/15/47	100,000	82,678
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[4]	51,000	49,232
8.875%, due 11/15/31[4]	30,000	31,588

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Building Materials—(concluded)
Summit Materials LLC/Summit
Materials Finance Corp.,
5.250%, due 01/15/29[4]	$15,000	$14,446
		390,355
Chemicals: 0.3%
CF Industries, Inc.,
5.150%, due 03/15/34	100,000	95,652
Chemours Co.,
4.625%, due 11/15/29[4]	45,000	38,376
LYB International Finance II BV,
3.500%, due 03/02/27	150,000	143,320
LYB International Finance III LLC,
3.625%, due 04/01/51	100,000	69,274
NOVA Chemicals Corp.
5.250%, due 06/01/27[4]	39,000	37,360
8.500%, due 11/15/28[4]	11,000	11,666
9.000%, due 02/15/30[4]	20,000	21,156
Olympus Water U.S. Holding Corp.,
9.625%, due 11/15/28[8]	100,000	116,688
Tronox, Inc.,
4.625%, due 03/15/29[4]	40,000	36,296
WR Grace Holdings LLC,
5.625%, due 08/15/29[4]	50,000	46,001
		615,789
Coal: 0.1%
Teck Resources Ltd.,
3.900%, due 07/15/30	200,000	184,213

Commercial services: 0.3%
ADT Security Corp.,
4.875%, due 07/15/32[4]	30,000	27,073
Block, Inc.,
6.500%, due 05/15/32[4]	22,000	22,204
Carriage Services, Inc.,
4.250%, due 05/15/29[4]	55,000	48,773
Garda World Security Corp.,
9.500%, due 11/01/27[4]	53,000	53,045
Neptune Bidco U.S., Inc.,
9.290%, due 04/15/29[4]	85,000	81,187
NESCO Holdings II, Inc.,
5.500%, due 04/15/29[4]	68,000	62,346
Prime Security Services
Borrower LLC/Prime Finance, Inc.,
5.750%, due 04/15/26[4]	20,000	19,859
Quanta Services, Inc.,
2.350%, due 01/15/32	200,000	161,737
Sabre GLBL, Inc.,
11.250%, due 12/15/27[4]	17,000	16,525
United Rentals North America, Inc.,
6.125%, due 03/15/34[4]	20,000	19,621
Wand NewCo 3, Inc.,
7.625%, due 01/30/32[4]	30,000	30,741

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Commercial services—(concluded)
Williams Scotsman, Inc.,
7.375%, due 10/01/31[4]	$30,000	$30,808
		573,919
Computers: 0.3%
Ahead DB Holdings LLC,
6.625%, due 05/01/28[4]	30,000	27,825
Apple, Inc.
3.450%, due 02/09/45	100,000	77,766
3.850%, due 05/04/43	160,000	133,942
ASGN, Inc.,
4.625%, due 05/15/28[4]	41,000	38,562
International Business Machines Corp.,
5.875%, due 11/29/32	175,000	183,229
KBR, Inc.,
4.750%, due 09/30/28[4]	75,000	70,209
Kyndryl Holdings, Inc.,
6.350%, due 02/20/34	100,000	102,845
NCR Voyix Corp.,
5.125%, due 04/15/29[4]	35,000	32,498
Seagate HDD Cayman,
8.250%, due 12/15/29[4]	25,000	26,743
		693,619
Distribution & wholesale: 0.0%†
Velocity Vehicle Group LLC,
8.000%, due 06/01/29[4]	11,000	11,179

Diversified financial services: 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, due 10/29/28	200,000	180,701
6.500%, due 07/15/25	29,000	29,221
Avolon Holdings Funding Ltd.,
2.750%, due 02/21/28[4]	100,000	89,369
Bread Financial Holdings, Inc.,
9.750%, due 03/15/29[4]	105,000	109,981
Capital One Financial Corp.,
3.750%, due 07/28/26	200,000	192,879
CME Group, Inc.,
3.750%, due 06/15/28	150,000	144,609
Freedom Mortgage Holdings LLC,
9.250%, due 02/01/29[4]	20,000	20,202
GGAM Finance Ltd.,
6.875%, due 04/15/29[4]	30,000	30,230
Intercontinental Exchange, Inc.,
3.000%, due 06/15/50	100,000	65,188
Jane Street Group/JSG Finance, Inc.,
7.125%, due 04/30/31[4]	55,000	55,995
Macquarie Airfinance Holdings Ltd.
6.400%, due 03/26/29[4]	20,000	20,210
6.500%, due 03/26/31[4]	20,000	20,307

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Diversified financial
services—(concluded)
8.125%, due 03/30/29[4]	$40,000	$42,119
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30[4]	29,000	26,318
6.000%, due 01/15/27[4]	35,000	34,521
7.125%, due 02/01/32[4]	10,000	9,952
Navient Corp.
6.750%, due 06/15/26	255,000	254,521
11.500%, due 03/15/31	25,000	27,450
OneMain Finance Corp.
7.125%, due 03/15/26	65,000	65,954
9.000%, due 01/15/29	40,000	41,988
PennyMac Financial Services, Inc.,
7.875%, due 12/15/29[4]	20,000	20,477
PRA Group, Inc.
7.375%, due 09/01/25[4]	35,000	35,149
8.375%, due 02/01/28[4]	35,000	34,788
8.875%, due 01/31/30[4]	20,000	19,776
Rocket Mortgage LLC/Rocket
Mortgage Co.-Issuer, Inc.,
2.875%, due 10/15/26[4]	150,000	139,544
StoneX Group, Inc.,
7.875%, due 03/01/31[4]	55,000	56,286
Visa, Inc.,
2.000%, due 08/15/50	50,000	27,840
		1,795,575
Electric: 1.1%
Berkshire Hathaway Energy Co.,
4.450%, due 01/15/49	50,000	40,936
Calpine Corp.
4.625%, due 02/01/29[4]	30,000	27,887
5.125%, due 03/15/28[4]	35,000	33,353
Clearway Energy Operating LLC,
4.750%, due 03/15/28[4]	65,000	61,795
Dominion Energy, Inc.,
3.900%, due 10/01/25	150,000	146,727
DTE Electric Co.,
3.000%, due 03/01/32	100,000	85,729
Duke Energy Ohio, Inc.,
4.300%, due 02/01/49	250,000	199,948
Edison International
4.950%, due 04/15/25	188,000	186,560
7.875%, due 06/15/54[5]
(fixed, converts to FRN on 06/15/29)	25,000	25,549
Exelon Corp.
3.400%, due 04/15/26	70,000	67,698
4.450%, due 04/15/46	200,000	166,938
Florida Power & Light Co.,
5.950%, due 02/01/38	45,000	47,096

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Electric—(concluded)
Georgia Power Co.,
3.700%, due 01/30/50	$200,000	$148,133
Leeward Renewable Energy
Operations LLC,
4.250%, due 07/01/29[4]	25,000	22,152
National Rural Utilities Cooperative
Finance Corp.,
3.900%, due 11/01/28	100,000	94,926
NRG Energy, Inc.
3.625%, due 02/15/31[4]	40,000	34,276
3.750%, due 06/15/24[4]	50,000	49,964
Oncor Electric Delivery Co. LLC,
3.750%, due 04/01/45	40,000	31,081
PG&E Corp.,
5.000%, due 07/01/28	50,000	47,931
Pike Corp.,
8.625%, due 01/31/31[4]	40,000	42,131
Public Service Electric & Gas Co.,
2.450%, due 01/15/30	150,000	129,849
Sempra,
5.500%, due 08/01/33	150,000	149,357
Southern California Edison Co.,
3.650%, due 02/01/50	175,000	124,898
Southwestern Electric Power Co.,
3.250%, due 11/01/51	200,000	127,464
Talen Energy Supply LLC,
8.625%, due 06/01/30[4]	65,000	69,716
Virginia Electric & Power Co.,
4.600%, due 12/01/48	100,000	84,896
Vistra Corp.,
7.000%, due 12/15/26[4,5,7]
(fixed, converts to FRN on 12/15/26)	69,000	68,487
Vistra Operations Co. LLC,
5.625%, due 02/15/27[4]	30,000	29,519
		2,344,996
Electrical components & equipment: 0.1%
Energizer Holdings, Inc.
4.375%, due 03/31/29[4]	54,000	48,003
4.750%, due 06/15/28[4]	30,000	27,675
WESCO Distribution, Inc.
6.375%, due 03/15/29[4]	5,000	5,018
6.625%, due 03/15/32[4]	20,000	20,097
7.250%, due 06/15/28[4]	15,000	15,281
		116,074
Electronics: 0.0%†
Coherent Corp.,
5.000%, due 12/15/29[4]	40,000	37,299

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024
(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Energy-Alternate Sources: 0.0%†
TerraForm Power Operating LLC,
4.750%, due 01/15/30[4]	$97,000	$88,119

Engineering & construction: 0.0%†
Artera Services LLC,
8.500%, due 02/15/31[4]	60,000	61,307
Weekley Homes LLC/Weekley
Finance Corp.,
4.875%, due 09/15/28[4]	15,000	13,738
		75,045
Entertainment: 0.2%
Caesars Entertainment, Inc.
6.500%, due 02/15/32[4]	25,000	24,721
8.125%, due 07/01/27[4]	113,000	115,203
Churchill Downs, Inc.,
5.750%, due 04/01/30[4]	20,000	19,183
Cinemark USA, Inc.,
5.250%, due 07/15/28[4]	10,000	9,336
Cirsa Finance International SARL,
10.375%, due 11/30/27[8]	112,500	130,895
International Game Technology PLC,
5.250%, due 01/15/29[4]	20,000	19,228
Jacobs Entertainment, Inc.,
6.750%, due 02/15/29[4]	43,000	40,098
Light & Wonder International, Inc.,
7.500%, due 09/01/31[4]	45,000	46,266
Ontario Gaming GTA LP/OTG
Co.-Issuer, Inc.,
8.000%, due 08/01/30[4]	30,000	30,755
Six Flags Entertainment Corp./Six
Flags Theme Parks, Inc.,
6.625%, due 05/01/32[4]	22,000	22,016
Warnermedia Holdings, Inc.,
5.050%, due 03/15/42	100,000	82,643
		540,344
Food: 0.1%
J M Smucker Co.,
6.200%, due 11/15/33	100,000	104,465
Kroger Co.,
3.875%, due 10/15/46	150,000	112,485
United Natural Foods, Inc.,
6.750%, due 10/15/28[4]	35,000	28,886
		245,836
Gas: 0.0%†
AmeriGas Partners LP/AmeriGas
Finance Corp.,
5.500%, due 05/20/25	55,000	54,117

Healthcare-products: 0.1%
Abbott Laboratories
3.750%, due 11/30/26	62,000	60,298
4.900%, due 11/30/46	50,000	47,091

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Healthcare-products—(concluded)
Medline Borrower LP,
5.250%, due 10/01/29[4]	$62,000	$58,446
		165,835
Healthcare-services: 0.3%
CHS/Community Health Systems, Inc.
5.250%, due 05/15/30[4]	15,000	12,452
5.625%, due 03/15/27[4]	28,000	26,520
6.000%, due 01/15/29[4]	25,000	22,386
6.875%, due 04/15/29[4]	43,000	33,649
8.000%, due 03/15/26[4]	120,000	120,214
10.875%, due 01/15/32[4]	45,000	46,496
DaVita, Inc.,
4.625%, due 06/01/30[4]	38,000	34,044
HCA, Inc.,
5.250%, due 06/15/49	150,000	133,052
LifePoint Health, Inc.
9.875%, due 08/15/30[4]	10,000	10,700
10.000%, due 06/01/32[4]	10,000	10,036
11.000%, due 10/15/30[4]	10,000	11,016
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
9.750%, due 12/01/26[4]	25,000	25,037
Star Parent, Inc.,
9.000%, due 10/01/30[4]	30,000	31,282
Tenet Healthcare Corp.
6.125%, due 10/01/28	36,000	35,662
6.125%, due 06/15/30	65,000	64,425
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	40,000	38,094
		655,065
Home builders: 0.0%†
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, due 08/01/29[4]	15,000	13,477
6.625%, due 01/15/28[4]	10,000	9,881
Installed Building Products, Inc.,
5.750%, due 02/01/28[4]	40,000	38,752
		62,110
Housewares: 0.0%†
Newell Brands, Inc.
6.875%, due 04/01/36[5]	15,000	13,319
7.000%, due 04/01/46[5]	5,000	4,111
		17,430
Insurance: 0.3%
Acrisure LLC/Acrisure Finance, Inc.,
8.250%, due 02/01/29[4]	40,000	40,193
Allstate Corp.,
3.850%, due 08/10/49	50,000	37,661

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Insurance—(concluded)
Aon Global Ltd.,
4.750%, due 05/15/45	$100,000	$86,757
Berkshire Hathaway Finance Corp.,
4.250%, due 01/15/49	100,000	85,533
Hartford Financial Services Group, Inc.,
6.100%, due 10/01/41	150,000	154,897
MetLife, Inc.,
4.125%, due 08/13/42	130,000	107,538
Prudential Financial, Inc.,
6.625%, due 06/21/40	60,000	66,177
Teachers Insurance & Annuity Association of America,
4.270%, due 05/15/47[4]	50,000	40,213
		618,969
Internet: 0.1%
Amazon.com, Inc.,
2.500%, due 06/03/50	150,000	91,051
Match Group Holdings II LLC,
5.625%, due 02/15/29[4]	30,000	28,443
		119,494
Investment companies: 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250%, due 05/15/27	35,000	32,111
6.250%, due 05/15/26	85,000	82,885
9.750%, due 01/15/29[4]	30,000	30,777
		145,773
Iron & steel: 0.0%†
Big River Steel LLC/BRS Finance Corp.,
6.625%, due 01/31/29[4]	44,000	43,832
Mineral Resources Ltd.,
8.500%, due 05/01/30[4]	55,000	56,946
		100,778
Leisure time: 0.3%
Carnival Corp.
5.750%, due 03/01/27[4]	70,000	68,711
6.000%, due 05/01/29[4]	30,000	29,321
Carnival Holdings Bermuda Ltd.,
10.375%, due 05/01/28[4]	84,000	90,942
Harley-Davidson, Inc.,
3.500%, due 07/28/25	150,000	146,140
NCL Corp. Ltd.
5.875%, due 03/15/26[4]	50,000	49,162
8.375%, due 02/01/28[4]	35,000	36,530
Pinnacle Bidco PLC,
8.250%, due 10/11/28[8]	100,000	115,097
Royal Caribbean Cruises Ltd.
5.500%, due 04/01/28[4]	10,000	9,769

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Leisure time—(concluded)
6.250%, due 03/15/32[4]	$30,000	$29,863
7.500%, due 10/15/27	25,000	26,225
		601,760
Lodging: 0.0%†
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.875%, due 07/01/31[4]	26,000	22,816
5.000%, due 06/01/29[4]	25,000	23,088
6.625%, due 01/15/32[4]	40,000	39,793
Travel & Leisure Co.,
6.625%, due 07/31/26[4]	15,000	15,062
		100,759
Machinery-diversified: 0.1%
Deere & Co.,
3.900%, due 06/09/42	100,000	83,691
Esab Corp.,
6.250%, due 04/15/29[4]	10,000	10,023
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC,
9.000%, due 02/15/29[4]	55,000	56,486
		150,200
Media: 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[4]	45,000	36,272
4.250%, due 01/15/34[4]	40,000	29,804
4.750%, due 03/01/30[4]	122,000	103,926
5.375%, due 06/01/29[4]	60,000	53,746
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, due 03/15/28	150,000	141,086
Comcast Corp.
2.887%, due 11/01/51	289,000	179,768
4.150%, due 10/15/28	50,000	48,275
Directv Financing LLC,
8.875%, due 02/01/30[4]	15,000	14,452
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.,
5.875%, due 08/15/27[4]	15,000	14,085
DISH DBS Corp.,
5.875%, due 11/15/24	30,000	28,567
DISH Network Corp.,
11.750%, due 11/15/27[4]	50,000	50,166
Fox Corp.,
3.050%, due 04/07/25	25,000	24,459
Gray Television, Inc.
5.375%, due 11/15/31[4]	10,000	5,553
5.875%, due 07/15/26[4]	40,000	39,925

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Media—(concluded)
10.500%, due 07/15/29[4,6]	$22,000	$21,854
Nexstar Media, Inc.,
4.750%, due 11/01/28[4]	30,000	26,460
Sirius XM Radio, Inc.
3.875%, due 09/01/31[4]	25,000	19,963
4.125%, due 07/01/30[4]	5,000	4,191
5.500%, due 07/01/29[4]	35,000	32,507
Time Warner Cable LLC,
6.550%, due 05/01/37	25,000	23,709
Univision Communications, Inc.
4.500%, due 05/01/29[4]	40,000	34,166
7.375%, due 06/30/30[4]	25,000	23,691
8.000%, due 08/15/28[4]	5,000	4,925
Walt Disney Co.,
4.950%, due 10/15/45	120,000	111,209
		1,072,759
Mining: 0.1%
Arsenal AIC Parent LLC,
8.000%, due 10/01/30[4]	35,000	36,405
FMG Resources August 2006 Pty. Ltd.
5.875%, due 04/15/30[4]	15,000	14,550
6.125%, due 04/15/32[4]	15,000	14,665
Hudbay Minerals, Inc.,
6.125%, due 04/01/29[4]	40,000	39,450
Novelis Corp.,
4.750%, due 01/30/30[4]	30,000	27,717
		132,787
Miscellaneous manufacturers: 0.2%
Amsted Industries, Inc.
4.625%, due 05/15/30[4]	35,000	31,793
5.625%, due 07/01/27[4]	20,000	19,623
GE Capital Funding LLC,
3.450%, due 05/15/25	200,000	195,964
GE Capital International Funding Co. Unlimited Co.,
4.418%, due 11/15/35	200,000	183,888
Hillenbrand, Inc.,
6.250%, due 02/15/29	30,000	29,837
		461,105
Office & business equipment: 0.1%
Xerox Holdings Corp.
5.000%, due 08/15/25[4]	55,000	53,857
8.875%, due 11/30/29[4]	55,000	53,272
Zebra Technologies Corp.,
6.500%, due 06/01/32[4]	22,000	22,142
		129,271
Oil & gas: 0.7%
Aethon United BR LP/Aethon United Finance Corp.,
8.250%, due 02/15/26[4]	18,000	18,169

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Oil & gas—(concluded)
Aker BP ASA,
3.750%, due 01/15/30[4]	$150,000	$137,366
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, due 06/30/29[4]	41,000	39,400
7.000%, due 11/01/26[4]	29,000	28,994
8.250%, due 12/31/28[4]	10,000	10,229
Baytex Energy Corp.,
7.375%, due 03/15/32[4]	30,000	30,347
BP Capital Markets America, Inc.,
3.017%, due 01/16/27	75,000	71,271
Civitas Resources, Inc.
8.375%, due 07/01/28[4]	25,000	26,237
8.750%, due 07/01/31[4]	55,000	58,719
CNX Resources Corp.,
7.250%, due 03/01/32[4]	30,000	30,414
Comstock Resources, Inc.
5.875%, due 01/15/30[4]	12,000	11,061
6.750%, due 03/01/29[4]	25,000	24,182
ConocoPhillips Co.,
3.758%, due 03/15/42	150,000	119,407
Diamond Foreign Asset Co./Diamond Finance LLC,
8.500%, due 10/01/30[4]	38,000	39,896
Ecopetrol SA,
5.375%, due 06/26/26	325,000	317,606
Encino Acquisition Partners Holdings LLC,
8.750%, due 05/01/31[4]	22,000	22,751
EQT Corp.,
3.125%, due 05/15/26[4]	150,000	142,591
Equinor ASA,
4.800%, due 11/08/43	50,000	46,224
Exxon Mobil Corp.,
4.114%, due 03/01/46	50,000	41,701
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[4]	19,000	18,354
6.000%, due 04/15/30[4]	10,000	9,650
Marathon Petroleum Corp.,
4.750%, due 09/15/44	110,000	94,456
Nabors Industries Ltd.,
7.250%, due 01/15/26[4]	50,000	50,123
Nabors Industries, Inc.,
9.125%, due 01/31/30[4]	25,000	25,815
Shell International Finance BV,
4.375%, due 05/11/45	100,000	85,910
Talos Production, Inc.
9.000%, due 02/01/29[4]	35,000	36,718
9.375%, due 02/01/31[4]	20,000	21,167

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Oil & gas—(concluded)
Transocean Aquila Ltd.,
8.000%, due 09/30/28[4]	$20,000	$20,333
Transocean Titan Financing Ltd.,
8.375%, due 02/01/28[4]	50,000	51,854
Transocean, Inc.
8.250%, due 05/15/29[4]	20,000	19,997
8.750%, due 02/15/30[4]	4,500	4,695
		1,655,637
Oil & gas services: 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[4]	11,000	10,872
6.875%, due 04/01/27[4]	29,000	29,114
Bristow Group, Inc.,
6.875%, due 03/01/28[4]	67,000	65,531
Kodiak Gas Services LLC,
7.250%, due 02/15/29[4]	30,000	30,456
Oceaneering International, Inc.,
6.000%, due 02/01/28	43,000	42,367
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 09/01/27	64,000	64,004
7.125%, due 03/15/29[4]	25,000	25,028
Weatherford International Ltd.,
8.625%, due 04/30/30[4]	27,000	27,917
		295,289
Packaging & containers: 0.0%†
Clearwater Paper Corp.,
4.750%, due 08/15/28[4]	35,000	32,644

Pharmaceuticals: 0.4%
AbbVie, Inc.
3.200%, due 05/14/26	30,000	28,904
3.800%, due 03/15/25	90,000	88,786
4.450%, due 05/14/46	200,000	173,583
Endo Finance Holdings, Inc.,
8.500%, due 04/15/31[4]	10,000	10,250
Nidda Healthcare Holding GmbH,
7.500%, due 08/21/26[8]	100,000	112,082
Pfizer, Inc.,
7.200%, due 03/15/39	270,000	318,229
Teva Pharmaceutical Finance Netherlands II BV,
3.750%, due 05/09/27	100,000	105,384
		837,218

Pipelines: 0.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[4]	25,000	23,960
6.625%, due 02/01/32[4]	20,000	20,026

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Pipelines—(concluded)
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.250%, due 07/15/32[4]	$30,000	$30,566
Buckeye Partners LP
4.500%, due 03/01/28[4]	40,000	37,383
5.600%, due 10/15/44	12,000	9,337
5.850%, due 11/15/43	15,000	12,802
CNX Midstream Partners LP,
4.750%, due 04/15/30[4]	71,000	63,857
Enbridge Energy Partners LP,
7.375%, due 10/15/45	100,000	114,807
Energy Transfer LP
5.400%, due 10/01/47	50,000	44,897
8.606%, due 11/01/66[5]
3 mo. USD Term SOFR + 3.279%	65,000	62,388
EQM Midstream Partners LP,
4.750%, due 01/15/31[4]	13,000	11,938
Genesis Energy LP/Genesis Energy Finance Corp.
7.875%, due 05/15/32	6,000	6,011
8.000%, due 01/15/27	22,000	22,421
8.875%, due 04/15/30	19,000	19,854
Howard Midstream Energy Partners LLC,
8.875%, due 07/15/28[4]	55,000	57,719
Kinder Morgan, Inc.
4.300%, due 03/01/28	150,000	145,469
5.550%, due 06/01/45	70,000	65,700
MPLX LP,
4.875%, due 06/01/25	120,000	119,036
Sabine Pass Liquefaction LLC,
5.000%, due 03/15/27	80,000	79,333
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
9.500%, due 10/15/26[4]	25,000	25,650
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
7.375%, due 02/15/29[4]	30,000	30,080
Venture Global LNG, Inc.
8.125%, due 06/01/28[4]	35,000	35,770
8.375%, due 06/01/31[4]	40,000	41,248
9.500%, due 02/01/29[4]	55,000	59,649
9.875%, due 02/01/32[4]	55,000	58,976
Western Midstream Operating LP,
4.650%, due 07/01/26	100,000	97,718
		1,296,595
Real estate investment trusts: 0.4%
AvalonBay Communities, Inc.,
3.450%, due 06/01/25	70,000	68,620

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
Boston Properties LP,
2.750%, due 10/01/26	$40,000	$37,287
Brandywine Operating Partnership LP,
4.550%, due 10/01/29	7,000	6,096
Extra Space Storage LP,
5.400%, due 02/01/34	100,000	97,254
Healthpeak OP LLC,
5.250%, due 12/15/32	150,000	147,059
Hudson Pacific Properties LP,
5.950%, due 02/15/28	12,000	10,299
Iron Mountain, Inc.
4.875%, due 09/15/27[4]	45,000	43,405
5.250%, due 07/15/30[4]	45,000	42,075
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[4]	30,000	28,131
4.750%, due 06/15/29[4]	30,000	27,112
Public Storage Operating Co.,
2.250%, due 11/09/31	200,000	163,740
Service Properties Trust
4.750%, due 10/01/26	33,000	30,855
5.250%, due 02/15/26	65,000	62,511
8.625%, due 11/15/31[4]	30,000	31,409
Starwood Property Trust, Inc.,
7.250%, due 04/01/29[4]	20,000	19,890
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
10.500%, due 02/15/28[4]	66,000	66,011
VICI Properties LP/VICI Note Co., Inc.,
4.625%, due 12/01/29[4]	25,000	23,398
		905,152
Retail: 0.6%
Academy Ltd.,
6.000%, due 11/15/27[4]	35,000	34,400
Asbury Automotive Group, Inc.,
4.625%, due 11/15/29[4]	20,000	18,400
Bath & Body Works, Inc.
6.625%, due 10/01/30[4]	55,000	55,074
6.875%, due 11/01/35	45,000	45,385
Beacon Roofing Supply, Inc.
4.125%, due 05/15/29[4]	28,000	25,316
6.500%, due 08/01/30[4]	30,000	30,027
Cougar JV Subsidiary LLC,
8.000%, due 05/15/32[4]	30,000	30,918
Home Depot, Inc.
2.125%, due 09/15/26	150,000	140,657
3.350%, due 09/15/25	40,000	39,065

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Retail—(concluded)
3.350%, due 04/15/50	$100,000	$70,322
LCM Investments Holdings II LLC,
8.250%, due 08/01/31[4]	25,000	25,939
Lithia Motors, Inc.,
4.375%, due 01/15/31[4]	35,000	30,837
Lowe's Cos., Inc.,
2.800%, due 09/15/41	150,000	103,354
Macy's Retail Holdings LLC
4.500%, due 12/15/34	15,000	12,867
6.125%, due 03/15/32[4]	25,000	23,785
McDonald's Corp.
3.800%, due 04/01/28	250,000	239,359
4.875%, due 12/09/45	20,000	18,037
Nordstrom, Inc.
4.250%, due 08/01/31	5,000	4,415
4.375%, due 04/01/30	10,000	9,092
6.950%, due 03/15/28	11,000	11,028
Patrick Industries, Inc.
4.750%, due 05/01/29[4]	30,000	27,505
7.500%, due 10/15/27[4]	40,000	40,578
QVC, Inc.,
4.450%, due 02/15/25	60,000	58,857
Raising Cane's Restaurants LLC,
9.375%, due 05/01/29[4]	45,000	48,449
Sally Holdings LLC/Sally Capital, Inc.,
6.750%, due 03/01/32	40,000	39,238
Target Corp.,
1.950%, due 01/15/27	150,000	139,514
White Cap Buyer LLC,
6.875%, due 10/15/28[4]	32,000	30,528
		1,352,946
Semiconductors: 0.2%
Broadcom, Inc.,
3.137%, due 11/15/35[4]	140,000	111,284
NVIDIA Corp.,
2.850%, due 04/01/30	100,000	90,170
NXP BV/NXP Funding LLC,
5.550%, due 12/01/28	100,000	100,764
NXP BV/NXP Funding LLC/NXP USA, Inc.,
3.875%, due 06/18/26	95,000	92,192
QUALCOMM, Inc.,
4.800%, due 05/20/45	100,000	92,383
		486,793
Software: 0.3%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
8.000%, due 06/15/29[4]	30,000	30,799

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Software—(concluded)
Cloud Software Group, Inc.
6.500%, due 03/31/29[4]	$100,000	$94,841
9.000%, due 09/30/29[4]	80,000	77,412
Fiserv, Inc.,
3.200%, due 07/01/26	90,000	86,177
Microsoft Corp.
2.525%, due 06/01/50	120,000	75,346
3.500%, due 02/12/35	150,000	134,861
Open Text Corp.,
3.875%, due 12/01/29[4]	30,000	26,416
Oracle Corp.,
5.375%, due 07/15/40	216,000	205,299
Rocket Software, Inc.,
9.000%, due 11/28/28[4]	10,000	10,157
		741,308
Telecommunications: 0.6%
Altice France SA,
5.875%, due 02/01/27[8]	100,000	78,579
AT&T, Inc.
3.800%, due 12/01/57	117,000	81,454
6.000%, due 08/15/40	180,000	183,230
Cisco Systems, Inc.,
5.300%, due 02/26/54	50,000	49,051
Deutsche Telekom International Finance BV,
8.750%, due 06/15/30	75,000	87,462
Frontier Communications Holdings LLC
5.875%, due 10/15/27[4]	70,000	68,163
6.750%, due 05/01/29[4]	45,000	41,075
8.750%, due 05/15/30[4]	11,000	11,384
Level 3 Financing, Inc.
4.000%, due 04/15/31[4]	10,000	5,462
4.875%, due 06/15/29[4]	10,000	5,989
10.500%, due 05/15/30[4]	10,000	9,895
10.750%, due 12/15/30[4]	5,000	4,985
Lumen Technologies, Inc.,
4.000%, due 02/15/27[4]	15,000	7,725
Sprint LLC,
7.625%, due 03/01/26	150,000	153,970
Telecom Italia Capital SA,
7.721%, due 06/04/38	40,000	36,610
Verizon Communications, Inc.
2.355%, due 03/15/32	209,000	169,670
4.016%, due 12/03/29	282,000	266,113
		1,260,817
Transportation: 0.1%
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	160,000	152,964
Cargo Aircraft Management, Inc.,
4.750%, due 02/01/28[4]	30,000	27,499

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Transportation—(concluded)
Genesee & Wyoming, Inc.,
6.250%, due 04/15/32[4]	$20,000	$19,768
Norfolk Southern Corp.,
3.400%, due 11/01/49	100,000	69,858
United Parcel Service, Inc.,
3.750%, due 11/15/47	50,000	38,360
		308,449
Trucking & leasing: 0.0%†
Fortress Transportation & Infrastructure Investors LLC
5.500%, due 05/01/28[4]	40,000	38,660
7.875%, due 12/01/30[4]	15,000	15,675
		54,335
Total corporate bonds
(cost—$30,476,213)		28,134,119

Mortgage-backed securities: 1.6%
Bank,
Series 2020-BN30, Class A4,
1.925%, due 12/15/53	350,000	278,524
BMO Mortgage Trust,
Series 2023-C4, Class A5,
5.117%, due 02/15/56[5]	500,000	490,322
BWAY Mortgage Trust,
Series 2013-1515, Class A2,
3.454%, due 03/10/33[4]	450,000	424,480
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class A4,
4.228%, due 06/10/51[5]	350,000	332,510
Extended Stay America Trust,
Series 2021-ESH, Class D,
7.682%, due 07/15/38[4,5]	837,220	836,958
Flagstar Mortgage Trust,
Series 2018-5, Class A2,
4.000%, due 09/25/48[4,5]	161,672	148,026
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[4]	425,000	323,507
Hudson Yards Mortgage Trust,
Series 2016-10HY, Class A,
2.835%, due 08/10/38[4]	400,000	372,690
Residential Mortgage Loan Trust,
Series 2020-2, Class A1,
1.654%, due 05/25/60[4,5]	5,503	5,449
Series 2020-1, Class A1,
2.376%, due 01/26/60[4,5]	11,669	11,176
Series 2019-3, Class A1,
2.633%, due 09/25/59[4,5]	10,718	10,520

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024

(unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Verus Securitization Trust,
Series 2021-R1, Class A1,
0.820%, due 10/25/63[4,5]	$79,856	$73,163
Series 2021-R3, Class A1,
1.020%, due 04/25/64[4,5]	170,752	152,337
Series 2020-5, Class A1,
1.218%, due 05/25/65[4,5]	53,438	50,069
Series 2019-4, Class A1,
3.642%, due 11/25/59[4,5]	18,986	18,405
Total mortgage-backed securities		3,528,136
(cost—$3,843,540)

Non-U.S. government agency obligations: 0.2%
Mexico Government International Bonds
3.250%, due 04/16/30	200,000	175,600
4.750%, due 04/27/32	200,000	185,900
Total non-U.S. government agency obligations
(cost—$412,438)		361,500

U.S. government agency obligations: 10.0%
Federal Home Loan Mortgage Corp.
3.000%, due 11/01/46	72,431	62,739
3.000%, due 07/01/47	90,768	78,562
3.000%, due 08/01/47	90,900	78,676
4.000%, due 05/01/47	74,323	68,647
5.000%, due 03/01/38	7,989	7,919
5.500%, due 05/01/37	33,598	33,968
5.500%, due 08/01/40	7,083	7,175
6.500%, due 08/01/28	13,876	14,090
Federal National Mortgage Association
2.000%, due 01/01/51	444,696	346,341
2.000%, due 03/01/51	440,757	342,294
2.500%, due 02/01/52	1,054,492	870,538
3.000%, due 11/01/48	153,352	132,646
3.000%, due 02/01/50	158,619	135,253
3.500%, due 12/01/47	60,808	54,363
3.500%, due 02/01/48	433,473	387,582
4.000%, due 12/01/39	24,473	23,086
4.000%, due 02/01/41	12,905	12,137
4.000%, due 08/01/45	86,080	79,283
4.500%, due 09/01/37	77,408	75,553
4.500%, due 07/01/47	37,688	35,957
5.000%, due 10/01/39	3,876	3,830
5.000%, due 05/01/40	2,995	2,959
5.500%, due 08/01/39	5,754	5,822
7.000%, due 08/01/32	58,245	60,647
7.500%, due 02/01/33	102	102
Government National Mortgage Association
2.000%, due 03/20/51	1,192,985	958,681
2.500%, due 03/20/51	1,247,354	1,040,612
3.000%, due 01/20/47	35,433	31,052

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024

(unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 07/20/47	$96,748	$84,622
3.000%, due 08/20/47	73,373	64,177
3.500%, due 04/20/47	89,549	80,738
4.000%, due 07/15/42	21,716	20,452
6.000%, due 11/20/28	134	135
6.000%, due 02/20/29	294	297
6.000%, due 02/20/34	174,834	178,774
Government National Mortgage Association, TBA
3.000%	250,000	215,733
6.500%	850,000	862,580
7.000%	125,000	127,442
Uniform Mortgage-Backed Security, TBA
2.000%	4,825,000	3,722,700
2.500%	2,900,000	2,341,350
3.000%	1,950,000	1,639,303
3.500%	1,550,000	1,358,687
4.000%	1,600,000	1,451,518
4.500%	150,000	140,401
5.000%	2,875,000	2,766,359
5.500%	225,000	221,333
6.000%	1,375,000	1,376,430
6.500%	550,000	559,003
Total U.S. government agency obligations
(cost—$22,859,054)		22,162,548

U.S. treasury obligations: 0.3%
U.S. Treasury Notes
4.375%, due 11/30/28	385,000	382,549
4.500%, due 11/15/33	175,000	175,027

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024

(unaudited)

	Face amount	Value
U.S. treasury obligations—(continued)
4.875%, due 11/30/25	$100,000	$99,773
Total U.S. treasury obligations
(cost—$677,696)		657,349

Short term investments: 10.9%
Investment companies: 4.2%
State Street Institutional
U.S. Government Money Market Fund, 5.256%[9]
(cost—$9,174,797)	9,174,797	9,174,797

Short-term U.S. treasury obligations: 6.7%
U.S. Treasury Bills
5.299%, due 08/08/24[9]	6,500,000	6,437,107
5.325%, due 09/12/24[9]	5,000,000	4,926,451
5.333%, due 07/02/24[9]	290,000	288,703
5.367%, due 10/17/24[9]	3,300,000	3,234,517
Total short-term U.S. treasury obligations
(cost—$14,886,778)		14,886,778
Total short term investments
(Cost—$24,061,575)		24,061,575
Total investments
(cost—$211,226,652):[10] 107.0%		236,382,063
Liabilities in excess of other assets—(7.0)%		(15,539,243)
Net assets: 100.0%		$220,842,820

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
66	USD	E-mini Russell 2000 Index Futures	June 2024	$6,905,085	$6,850,140	$(54,945)
U.S. Treasury futures buy contracts:
204	USD	U.S. Treasury Note 10 Year Futures	September 2024	$22,248,643	$22,194,562	$(54,081)
38	USD	U.S. Treasury Note 5 Year Futures	September 2024	4,033,201	4,020,281	(12,920)
6	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2024	676,551	672,188	(4,363)
Total				$33,863,480	$33,737,171	$(126,309)
Index futures sell contracts:
15	USD	S&P 500 E-Mini Index Futures	June 2024	$(3,889,875)	$(3,971,625)	$(81,750)
U.S. Treasury futures sell contracts:
12	USD	U.S. Long Bond Futures	September 2024	$(1,409,693)	$(1,392,750)	$16,943
5	USD	U.S. Treasury Note 2 Year Futures	September 2024	(1,017,844)	(1,018,516)	(672)

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024

(unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
5	USD	Ultra U.S. Treasury Bond Futures	September 2024	$(623,409)	$(612,187)	$11,222
Total				$(6,940,821)	$(6,995,078)	$(54,257)
Net unrealized appreciation (depreciation)						$(180,566)

Centrally cleared credit default swap agreements on credit indices—sell protection11

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S41	USD	1,163	12/20/28	Quarterly	5.000%	$(147)	$91,635	$91,782

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	USD	108,402	EUR	100,000	06/20/24	$177
SSC	CAD	605,000	USD	442,793	06/20/24	(1,244)
SSC	EUR	800,000	USD	864,844	06/20/24	(3,785)
SSC	USD	80,728	CAD	110,000	06/20/24	5
Net unrealized appreciation (depreciation)						$(4,847)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$140,376,535	$133	$—	$140,376,668
Preferred stocks	—	—	0	0
Exchange traded funds	4,185,060	—	—	4,185,060
Asset-backed securities	—	12,915,108	—	12,915,108
Corporate bonds	—	28,134,119	—	28,134,119
Mortgage-backed securities	—	3,528,136	—	3,528,136
Non-U.S. government agency obligations	—	361,500	—	361,500
U.S. government agency obligations	—	22,162,548	—	22,162,548
U.S. Treasury obligations	—	657,349	—	657,349
Short term investments	—	9,174,797	—	9,174,797
Short-term U.S. treasury obligations	—	14,886,778	—	14,886,778
Futures contracts	28,165	—	—	28,165
Swap agreements	—	91,635	—	91,635

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2024

(unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Forward foreign currency contracts	—	182	—	182
Total	$144,589,760	$91,912,285	$0	$236,502,045

Liabilities
Futures contracts	$(208,731)	$—	$—	$(208,731)
Forward foreign currency contracts	—	(5,029)	—	(5,029)
Total	$(208,731)	$(5,029)	$—	$(213,760)

At May 31, 2024, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
2	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
3	Security, or portion thereof, was on loan at the period end.
4	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $17,274,786, represented 7.8% of the Fund's net assets at period end.
5	Floating or variable rate securities. The rates disclosed are as of May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
6	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
7	Perpetual investment. Date shown reflects the next call date.
8	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
9	Rates shown reflect yield at May 31, 2024.
10	Includes $17,124 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $0 and non-cash collateral of $17,637.
11	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

Portfolio acronyms

BOA	Bank of America
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note
HSBC	HSBC Bank PLC
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
SSC	State Street Bank and Trust Co.
TBA	To-Be-Announced Security

Currency type abbreviations

CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

UBS U.S. Allocation Fund

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers.  Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

UBS U.S. Allocation Fund

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds' own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Annual report to shareholders dated May 31, 2024.